UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21470
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 106.8%

Security	Shares	Value
Air Freight & Logistics — 0.5%
Deutsche Post AG(1)	350,000	$6,179,472

		$6,179,472

Airlines — 1.1%
Singapore Airlines, Ltd.(1)	1,100,000	$12,946,287

		$12,946,287

Chemicals — 4.9%
Air Liquide SA(1)	75,000	$10,302,224
Air Products and Chemicals, Inc.(1)	125,000	11,091,250
BASF SE(1)	280,000	25,287,128
PPG Industries, Inc.(1)	150,000	12,630,000

		$59,310,602

Commercial Banks — 2.3%
Wells Fargo & Co.(1)	985,461	$27,533,780

		$27,533,780

Communications Equipment — 4.4%
HTC Corp.(1)	853,650	$25,393,920
QUALCOMM, Inc.(1)	250,000	13,695,000
Telefonaktiebolaget LM Ericsson, Class B(1)	1,050,000	13,188,703

		$52,277,623

Diversified Telecommunication Services — 18.2%
AT&T, Inc.(1)	630,000	$18,433,800
BCE, Inc.(1)	400,000	15,268,000
Chunghwa Telecom Co., Ltd.(1)	3,753,922	13,010,841
France Telecom SA(1)	1,950,000	40,349,956
Koninklijke KPN NV(1)	1,400,000	19,965,422
Singapore Telecommunications, Ltd.(1)	17,400,000	48,044,448
Tele2 AB(1)	400,000	8,506,347
Telecom Italia SPA(1)	17,500,000	18,819,346
Telefonica 02 Czech Republic AS	114,231	2,905,941
Telstra Corp., Ltd.(1)	10,500,000	34,442,783

		$219,746,884

Electric Utilities — 8.2%
E.ON AG(1)	200,000	$5,514,625
Edison International(1)	350,000	13,324,500
Enel SpA(1)	2,000,000	11,518,682
Scottish and Southern Energy PLC(1)	2,050,000	43,923,928
Terna Rete Elettrica Nazionale SpA(1)	5,500,000	24,939,477

		$99,221,212

Electrical Equipment — 1.5%
ABB, Ltd.(1)(2)	740,000	$17,724,255

		$17,724,255

Energy Equipment & Services — 1.8%
John Wood Group PLC(1)	698,291	$7,618,001
Seadrill, Ltd.(1)	400,000	13,923,242

		$21,541,243

Security	Shares	Value
Food & Staples Retailing — 2.4%
Carrefour SA(1)	840,000	$24,784,540
Distribuidora Internacional de Alimentacion SA(1)(2)	840,000	3,560,637

		$28,345,177

Food Products — 4.2%
Nestle SA(1)	800,000	$50,961,219

		$50,961,219

Health Care Providers & Services — 2.2%
Fresenius Medical Care AG & Co. KGaA(1)	220,000	$16,884,315
UnitedHealth Group, Inc.(1)	200,000	9,926,000

		$26,810,315

Hotels, Restaurants & Leisure — 5.0%
McDonald’s Corp.(1)	700,000	$60,536,000

		$60,536,000

Insurance — 8.0%
Allianz SE(1)	225,000	$29,320,856
MetLife, Inc.(1)	750,000	30,907,500
Prudential Financial, Inc.(1)	470,000	27,579,600
SCOR SE(1)	350,000	9,007,855

		$96,815,811

IT Services — 2.4%
International Business Machines Corp.(1)	160,000	$29,096,000

		$29,096,000

Machinery — 1.8%
Deere & Co.(1)	275,000	$21,590,250

		$21,590,250

Metals & Mining — 3.0%
KGHM Polska Miedz SA(1)	530,000	$36,274,158

		$36,274,158

Multi-Utilities — 0.4%
National Grid PLC(1)	500,000	$4,892,201

		$4,892,201

Oil, Gas & Consumable Fuels — 11.5%
Chevron Corp.(1)	500,000	$52,010,000
ConocoPhillips(1)	235,000	16,917,650
ENI SpA	700,000	15,211,723
Marathon Oil Corp.(1)	400,000	12,388,000
Marathon Petroleum Corp.(1)(2)	200,000	8,758,000
Repsol YPF SA(1)	230,000	7,253,758
Statoil ASA(1)	600,000	14,788,005
Total SA(1)	200,000	10,809,667

		$138,136,803

Pharmaceuticals — 4.8%
Johnson & Johnson(1)	200,000	$12,958,000
Novartis AG(1)	160,000	9,808,333
Pfizer, Inc.(1)	835,000	16,065,400
Sanofi-Aventis(1)	250,000	19,425,125

		$58,256,858

Real Estate Investment Trusts (REITs) — 4.0%
Annaly Capital Management, Inc.(1)	1,200,000	$20,136,000
AvalonBay Communities, Inc.(1)	206,322	27,686,349

		$47,822,349

Security	Shares	Value
Road & Rail — 3.0%
Norfolk Southern Corp.(1)	285,000	$21,574,500
Union Pacific Corp.(1)	135,000	13,834,800

		$35,409,300

Semiconductors & Semiconductor Equipment — 2.6%
Cypress Semiconductor Corp.(1)(2)	300,000	$6,174,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	2,058,343	25,441,119

		$31,615,119

Software — 0.9%
Microsoft Corp.(1)	400,000	$10,960,000

		$10,960,000

Tobacco — 6.7%
Altria Group, Inc.(1)	350,000	$9,205,000
British American Tobacco PLC(1)	400,000	18,464,500
Philip Morris International, Inc.(1)	750,000	53,377,500

		$81,047,000

Water Utilities — 1.0%
United Utilities Group PLC(1)	1,250,000	$12,048,747

		$12,048,747

Total Common Stocks (identified cost $1,029,935,202)		$1,287,098,665

Preferred Stocks — 17.1%

Security	Shares	Value
Commercial Banks — 8.0%
Abbey National Capital Trust I, 8.963%(3)	4,563	$4,973,721
Bank of America Corp., 8.125%(3)	2,483	2,602,400
Barclays Bank PLC, 7.434%(3)(4)	5,450	5,541,519
BNP Paribas, 7.195%(3)(4)	140	13,327,932
Credit Agricole SA/London, 6.637%(3)(4)	88,440	7,703,669
Farm Credit Bank of Texas, Series I, 10.00%	7,625	8,752,070
JPMorgan Chase & Co., 7.90%(3)	5,335	5,843,378
KeyCorp, Series A, 7.75%	36,135	4,024,355
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	14,800	0
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	18,115	13,042,800
PNC Financial Services Group, Inc., 6.75%(3)	6,150	6,162,806
Royal Bank of Scotland Group PLC, 7.648%(3)	3,450	3,080,827
Royal Bank of Scotland Group PLC, Series F, 7.65%	57,778	1,286,138
Royal Bank of Scotland Group PLC, Series L, 5.75%	104,730	1,820,207
Royal Bank of Scotland Group PLC, Series Q, 6.75%	17,600	282,656
Royal Bank of Scotland Group PLC, Series S, 6.60%	78,150	1,254,308
Standard Chartered PLC, 6.409%(3)(4)	69	6,815,351
Wells Fargo & Co., Series L, 7.50%	9,600	10,192,320

		$96,706,457

Consumer Finance — 0.8%
Ally Financial, Inc., Series A, 8.50%(3)	380,300	$9,371,163

		$9,371,163

Diversified Financial Services — 0.6%
Citigroup Capital XI, 6.00%	155,180	$3,569,140
Heller Financial, Inc., Series D, 6.95%	31,000	3,118,408

		$6,687,548

Electric Utilities — 1.2%
Entergy Arkansas, Inc., 6.45%	54,000	$1,329,750
Southern California Edison Co., 6.00%	19,931	1,947,009

Security	Shares	Value
Southern California Edison Co., Series D, 6.50%	60,900	$6,206,094
Virginia Electric and Power Co., 6.12%	47	4,830,052

		$14,312,905

Food Products — 0.7%
Dairy Farmers of America, 7.875%(4)	75,230	$6,791,862
Ocean Spray Cranberries, Inc., 6.25%(4)	12,750	1,172,203

		$7,964,065

Insurance — 4.8%
Aegon NV, 6.375%	140,238	$3,139,929
Allianz SE, 8.375%	34,080	892,470
Arch Capital Group, Ltd., Series A, 8.00%	2,985	75,103
Aspen Insurance Holdings, Ltd., 7.401%(3)	47,350	1,179,015
AXA SA, 6.379%(3)(4)	80,160	6,877,518
AXA SA, 6.463%(3)(4)	59,160	5,017,234
Endurance Specialty Holdings, Ltd., Series B, 7.50%	197,675	4,971,526
ING Capital Funding Trust III, 3.846%(3)	11,855	11,225,671
Montpelier Re Holdings, Ltd., 8.875%	394,500	10,296,450
PartnerRe, Ltd., Series E, 7.25%	197,875	5,065,600
Prudential PLC, 6.50%	8,500	8,259,285
RenaissanceRe Holdings, Ltd., Series D, 6.60%	50,855	1,266,289

		$58,266,090

Real Estate Investment Trusts (REITs) — 1.0%
CapLease, Inc., Series A, 8.125%	200,000	$4,955,000
Cedar Shopping Centers, Inc., Series A, 8.875%	120,000	3,018,000
Developers Diversified Realty Corp., Series I, 7.50%	67,000	1,623,410
Sunstone Hotel Investors, Inc., Series A, 8.00%	31,000	750,510
Sunstone Hotel Investors, Inc., Series D, 8.00%	91,200	2,180,820

		$12,527,740

Total Preferred Stocks (identified cost $221,600,968)		$205,835,968

Corporate Bonds & Notes — 8.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 3.1%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(4)(7)	$4,900	$4,532,500
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	1,050	1,109,063
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(7)(8)	6,686	6,886,580
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	5,653	6,569,046
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(4)(7)	8,900	8,576,414
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(4)(7)	9,500	7,981,121
Societe Generale SA, 5.922% to 4/5/17, 4/5/49(4)(7)	1,237	1,079,286
SunTrust Preferred Capital I, 5.853% to 12/15/11, 6/29/49(7)	400	325,000

		$37,059,010

Diversified Financial Services — 0.8%
Corporate Porfolio Trust, 9.618%, 6/15/2110(3)(4)	$3,095	$3,125,179
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	2,500	2,556,250
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	4,915	4,570,950

		$10,252,379

	Principal
	Amount
Security	(000’s omitted)	Value
Electric Utilities — 1.4%
Energisa SA, 9.50%, 1/29/49(4)	$2,300	$2,449,500
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(7)	6,110	6,058,743
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	8,600	8,485,121

		$16,993,364

Insurance — 1.6%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$5,460	$7,773,571
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(4)(7)	2,115	2,011,862
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	10,000	9,437,500

		$19,222,933

Pipelines — 0.9%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$2,920	$2,944,940
Southern Union Co., 7.20% to 11/1/11, 11/1/66(7)	8,685	8,120,475

		$11,065,415

Retail-Food and Drug — 0.4%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(7)(8)	$4,762	$4,643,860

		$4,643,860

Total Corporate Bonds & Notes (identified cost $93,395,650)		$99,236,961

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$18,194	$18,193,586

Total Short-Term Investments (identified cost $18,193,586)		$18,193,586

Total Investments — 133.6% (identified cost $1,363,125,406)		$1,610,365,180

Other Assets, Less Liabilities — (33.6)%		$(404,865,192)

Net Assets — 100.0%		$1,205,499,988

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Non-income producing security.

(3)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $103,724,059 or 8.6% of the Fund’s net assets.

(5)		Defaulted security.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Security converts to floating rate after the indicated fixed-rate coupon period.

(8)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $18,924.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	51.7%	$832,192,228
France	8.3	133,143,165
United Kingdom	6.5	104,633,486
Germany	5.2	84,078,866
Switzerland	4.9	78,493,807
Italy	4.4	70,489,228
Singapore	3.8	60,990,735
Taiwan	2.4	38,404,761
Bermuda	2.3	36,777,225
Australia	2.3	36,454,645
Poland	2.2	36,274,158
Sweden	1.3	21,695,050
Netherlands	1.2	19,965,422
Canada	0.9	15,268,000
Norway	0.9	14,788,005
Spain	0.7	10,814,395
Cayman Islands	0.6	9,437,500
Brazil	0.2	3,558,563
Czech Republic	0.2	2,905,941
Iceland	0.0	0

Total Investments	100.0%	$1,610,365,180

The Fund did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,364,838,266

Gross unrealized appreciation	$299,592,500
Gross unrealized depreciation	(54,065,586)

Net unrealized appreciation	$245,526,914

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$60,536,000	$—		$—	$60,536,000
Consumer Staples	66,143,136	94,210,259		—	160,353,395
Energy	90,073,650	69,604,396		—	159,678,046
Financials	133,843,229	38,328,711		—	172,171,940
Health Care	38,949,400	46,117,773		—	85,067,173
Industrials	56,999,550	36,850,014		—	93,849,564
Information Technology	85,366,119	38,582,624		—	123,948,743
Materials	23,721,250	71,863,510		—	95,584,760
Telecommunication Services	36,607,741	183,139,144		—	219,746,884
Utilities	13,324,500	102,837,659		—	116,162,160

Total Common Stocks	$605,564,575	$681,534,090	*	$—	$1,287,098,665

Preferred Stocks
Consumer Staples	$—	$7,964,065		$—	$7,964,065
Financials	58,769,957	124,789,041		0	183,558,998
Utilities	—	14,312,905		—	14,312,905

Total Preferred Stocks	$58,769,957	$147,066,011		$0	$205,835,968

Corporate Bonds & Notes	$—	$99,236,961		$—	$99,236,961
Short-Term Investments	—	18,193,586		—	18,193,586

Total	$664,334,532	$946,030,648		$0	$1,610,365,180

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended July 31, 2011 to require a reconciliation of Level 3 investments. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011